Equity_Hybrid Securities(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)
Hybrid Instruments
Hybrid securities	₩ 399,205 [1]	$ 345,495	[1]	₩ 0
Discription Of Detailed Information About Hybrid Securities Explanatory	On the other hand, hybrid securities of KRW 574,580 million issued by KB Kookmin Bank are recognized as non-controlling interests and are early redeemable every five years after the issuance date.
Hybrid Instrument
Hybrid Instruments
Hybrid securities	₩ 399,205
Discription Of Detailed Information About Hybrid Securities Explanatory	The above hybrid securities are early redeemable by the Group after 5 or 10 years from the issuance date.
The 1-1st Hybrid Securities
Hybrid Instruments
Issuance date	May 02, 2019
Maturity	Perpetual bond
Interest Rate	3.23%	3.23%
Hybrid securities	₩ 349,309
The 1-2nd Hybrid securities
Hybrid Instruments
Issuance date	May 02, 2019
Maturity	Perpetual bond
Interest Rate	3.24%	3.24%
Hybrid securities	₩ 49,896

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.